CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of credit risk	10.00%	33.10%
Total Purchases [member] | Supplier Three [member]
Concentration of credit risk	26.00%	15.90%	14.60%
Customer two [Member] | Maximum [Member]
Total outstanding accounts and contracts receivable balance	79.60%	86.00%
Customer two [Member] | Minimum [Member]
Total outstanding accounts and contracts receivable balance	17.70%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk	48.40%	36.00%	36.30%	30.90%
Customer Three [Member] | Total revenue [Member]
Concentration of credit risk	45.30%	30.10%	12.20%